Risk Report - Risk and Capital Management	12 Months Ended
Dec. 31, 2017
Risk and Capital Management [Abstract]
Risk & Capital Management [text block]

Risk and Capital Management

Capital Management

Our Treasury function manages solvency, capital adequacy and leverage ratios at Group level and locally in each region. Treasury implements our capital strategy, which itself is developed by the Group Risk Committee and approved by the Management Board, including issuance and repurchase of shares and capital instruments, hedging of capital ratios against foreign exchange swings, limit setting for key financial resources, design of shareholders’ equity allocation, and regional capital planning. We are fully committed to maintaining our sound capitalization both from an economic and regulatory perspective. We continuously monitor and adjust our overall capital demand and supply in an effort to achieve an appropriate balance of the economic and regulatory considerations at all times and from all perspectives. These perspectives include book equity based on IFRS accounting standards, regulatory and economic capital as well as specific capital requirements from rating agencies.

Treasury manages the issuance and repurchase of capital instruments, namely Common Equity Tier 1, Additional Tier 1 and Tier 2 capital instruments. Treasury constantly monitors the market for liability management trades. Such trades represent a countercyclical opportunity to create Common Equity Tier 1 capital by buying back our issuances below par.

Our core currencies are Euro, US Dollar and Pound Sterling. Treasury manages the sensitivity of our capital ratios against swings in core currencies. The capital invested into our foreign subsidiaries and branches in the other non-core currencies is largely hedged against foreign exchange swings. Treasury determines which currencies are to be hedged, develops suitable hedging strategies in close cooperation with Risk Management and finally executes these hedges.

Resource Limit Setting

Usage of key financial resources is influenced through the following governance processes and incentives.

Target resource capacities are reviewed in our annual strategic plan in line with our CET 1 and Leverage Ratio ambitions. In a quarterly process, the Group Risk Committee approves divisional resource limits for Total Capital Demand and leverage exposure that are based on the strategic plan but adjusted for market conditions and the short-term outlook. Limits are enforced through a close monitoring process and an excess charging mechanism.

Overall regulatory capital requirements are driven by either our CET 1 ratio (solvency) or leverage ratio (leverage) requirements, which ever is the more binding constraint. For the internal capital allocation, the combined contribution of each segment to the Group’s Common Equity Tier 1 ratio, the Group’s Leverage ratio and the Group’s Capital Loss under Stress are weighted to reflect their relative importance and level of constraint to the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured though Risk-Weighted Assets (RWA) and Leverage Ratio Exposure (LRE) assuming full implementation of CRR/CRD 4 rules. The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. In our performance measurement, our methodology also applies different rates for the cost of equity for each of the business segments, reflecting in a more differentiated way the earnings volatility of the individual business models. This enables improved performance management and investment decisions.

Regional capital plans covering the capital needs of our branches and subsidiaries across the globe are prepared on an annual basis and presented to the Group Investment Committee. Most of our subsidiaries are subject to legal and regulatory capital requirements. In developing, implementing and testing our capital and liquidity, we fully take such legal and regulatory requirements into account.

Further, Treasury is represented on the Investment Committee of the largest Deutsche Bank pension fund which sets the investment guidelines. This representation is intended to ensure that pension assets are aligned with pension liabilities, thus protecting our capital base.

Risk Identification and Assessment

We face a variety of risks as a result of our business activities; these risks include credit risk, market risk, business risk, liquidity risk, operational risk and reputational risk as described in the following sections below. Our risk identification and assessment processes utilize our three lines of defense (3LoD) operating model with the first line identifying the key risks and the second line complementing and aggregating identified risks into our global risk type taxonomy and assessing identified risks for their materiality. Operating processes are in place across the organization to capture relevant measures and indicators. The core aim of all processes is to provide adequate transparency and understanding of existing and emerging risk issues, and to ensure a holistic cross-risk perspective. We update the risk inventory at least once a year or at other times if needed, by running a risk identification and materiality assessment process.

We categorize our material risks into financial risks and non-financial risks. Financial risks comprise credit risk (including default, migration, transaction, settlement, exposure, country, mitigation and concentration risks), market risk (including interest-rate, foreign exchange, equity, credit-spread, commodity and other cross asset risks), liquidity risk and business (strategic) risk. Non-financial risks comprise operational risks and reputational risks (with important sub-categories compliance risk, legal risk, model risk and information security risk captured in our operational risk framework). For all material risks common risk management standards apply including having a dedicated risk management function, defining a risk type specific risk appetite and the decision on the amount of capital to be held.

Credit risk, market risk and operational risk attract regulatory capital. As part of our internal capital adequacy assessment process, we calculate the amount of economic capital for credit, market, operational and business risk to cover risks generated from our business activities taking into account diversification effects across those risk types. Furthermore, our economic capital framework embeds additional risks, e.g. reputational risk and refinancing risk, for which no dedicated economic capital models exist. We exclude liquidity risk from economic capital.

Disclosure of credit risk [text block]

Credit Risk Management

Credit Risk Framework

Credit risk arises from all transactions where actual, contingent or potential claims against any counterparty, borrower, obligor or issuer (which we refer to collectively as “counterparties”) exist, including those claims that we plan to distribute. These transactions are typically part of our non-trading lending activities (such as loans and contingent liabilities) as well as our direct trading activity with clients (such as OTC derivatives). These also include traded bonds and debt securities. Carrying values of equity investments are also disclosed in our Credit Risk section. We manage the respective positions within our market risk and credit risk frameworks.

Based on the annual risk identification and materiality assessment, Credit Risk is grouped into five categories, namely default/ migration risk, country risk, transaction/ settlement risk (exposure risk), mitigation (failure) risk and concentration risk.

  Default/Migration Risk is the risk that a counterparty defaults on its payment obligations or experiences material credit quality deterioration increasing the likelihood of a default.
  Country Risk is the risk that otherwise solvent and willing counterparties are unable to meet their obligations due to direct sovereign intervention or policies.
  Transaction/Settlement Risk (Exposure Risk) is the risk that arises from any existing, contingent or potential future positive exposure.
  Mitigation Risk is the risk of higher losses due to risk mitigation measures not performing as anticipated.
  Concentration Risk is the risk of an adverse development in a specific single counterparty, country, industry or product leading to a disproportionate deterioration in the risk profile of Deutsche Bank’s credit exposures to that counterparty, country, industry or product.

We measure, manage/mitigate and report/monitor our credit risk using the following philosophy and principles:

  Our credit risk management function is independent from our business divisions and in each of our divisions, credit decision standards, processes and principles are consistently applied.
  A key principle of credit risk management is client credit due diligence. Our client selection is achieved in collaboration with our business division counterparts who stand as a first line of defense.
  We aim to prevent undue concentration and tail-risks (large unexpected losses) by maintaining a diversified credit portfolio. Client, industry, country and product-specific concentrations are assessed and managed against our risk appetite.
  We maintain underwriting standards aiming to avoid large undue credit risk on a counterparty and portfolio level. In this regard we assume unsecured cash positions and actively use hedging for risk mitigation purposes. Additionally, we strive to secure our derivative portfolio through collateral agreements and may additionally hedge concentration risks to further mitigate credit risks from underlying market movements.
  Every new credit facility and every extension or material change of an existing credit facility (such as its tenor, collateral structure or major covenants) to any counterparty requires credit approval at the appropriate authority level. We assign credit approval authorities to individuals according to their qualifications, experience and training, and we review these periodically.
  We measure and consolidate all our credit exposures to each obligor across our consolidated Group on a global basis, in line with regulatory requirements.
  We manage credit exposures on the basis of the “one obligor principle” ” (as required under CRR Article 4(1)(39)), under which all facilities to a group of borrowers which are linked to each other (for example by one entity holding a majority of the voting rights or capital of another) are consolidated under one group.
  We have established within Credit Risk Management – where appropriate – specialized teams for deriving internal client ratings, analyzing and approving transactions, monitoring the portfolio or covering workout clients.
  Where required, we have established processes to report credit exposures at legal entity level.

Measuring Credit Risk

Credit risk is measured by credit rating, regulatory and internal capital demand and key credit metrics mentioned below.

The credit rating is an essential part of the Bank’s underwriting and credit process and builds the basis for risk appetite determination on a counterparty and portfolio level, credit decision and transaction pricing as well the determination of credit risk regulatory capital. Each counterparty must be rated and each rating has to be reviewed at least annually. Ongoing monitoring of counterparties helps keep ratings up-to-date. There must be no credit limit without a credit rating. For each credit rating the appropriate rating approach has to be applied and the derived credit rating has to be established in the relevant systems. Different rating approaches have been established to best reflect the specific characteristics of exposure classes, including central governments and central banks, institutions, corporates and retail.

Counterparties in our non-homogenous portfolios are rated by our independent Credit Risk Management function. Country risk related ratings are provided by ERM Risk Research.

Our rating analysis is based on a combination of qualitative and quantitative factors. When rating a counterparty we apply in-house assessment methodologies, scorecards and our 21-grade rating scale for evaluating the credit-worthiness of our counterparties.

Besides the credit rating which is the key credit risk metric we apply for managing our credit portfolio, including transaction approval and the setting of risk appetite, we establish internal limits and credit exposures under these limits. Credit limits set forth maximum credit exposures we are willing to assume over specified periods. In determining the credit limit for a counterparty, we consider the counterparty’s credit quality by reference to our internal credit rating. Credit limits and credit exposures are both measured on a gross and net basis where net is derived by deducting hedges and certain collateral from respective gross figures. For derivatives, we look at current market values and the potential future exposure over the relevant time horizon which is based upon our legal agreements with the counterparty. We generally also take into consideration the risk-return characteristics of individual transactions and portfolios. Risk-Return metrics explain the development of client revenues as well as capital consumption. In this regard we also look at the client revenues in relation to the balance sheet consumption.

Managing and Mitigation of Credit Risk

Managing Credit Risk on Counterparty Level

Credit-related counterparties are principally allocated to credit officers within credit teams which are aligned to types of counterparty (such as financial institutions, corporates or private individuals) or economic area (e.g., emerging markets) and dedicated rating analyst teams. The individual credit officers have the relevant expertise and experience to manage the credit risks associated with these counterparties and their associated credit related transactions. For retail clients, credit decision making and credit monitoring is highly automated for efficiency reasons. Credit Risk Management has full oversight of the respective processes and tools used in the retail credit process. It is the responsibility of each credit officer to undertake ongoing credit monitoring for their allocated portfolio of counterparties. We also have procedures in place intended to identify at an early stage credit exposures for which there may be an increased risk of loss.

In instances where we have identified counterparties where there is a concern that the credit quality has deteriorated or appears likely to deteriorate to the point where they present a heightened risk of loss in default, the respective exposure is generally placed on a “watch list”. We aim to identify counterparties that, on the basis of the application of our risk management tools, demonstrate the likelihood of problems well in advance in order to effectively manage the credit exposure and maximize the recovery. The objective of this early warning system is to address potential problems while adequate options for action are still available. This early risk detection is a tenet of our credit culture and is intended to ensure that greater attention is paid to such exposures.

Credit limits are established by the Credit Risk Management function via the execution of assigned credit authorities. This also applies to settlement risk that must fall within limits pre-approved by Credit Risk Management considering risk appetite and in a manner that reflects expected settlement patterns for the subject counterparty. Credit approvals are documented by the signing of the credit report by the respective credit authority holders and retained for future reference.

Credit authority is generally assigned to individuals as personal credit authority according to the individual’s professional qualification, experience and training. All assigned credit authorities are reviewed on a periodic basis to help ensure that they are commensurate with the individual performance of the authority holder.

Where an individual’s personal authority is insufficient to establish required credit limits, the transaction is referred to a higher credit authority holder or where necessary to an appropriate credit committee. Where personal and committee authorities are insufficient to establish appropriate limits, the case is referred to the Management Board for approval.

Mitigation of Credit Risk on Counterparty Level

In addition to determining counterparty credit quality and our risk appetite, we also use various credit risk mitigation techniques to optimize credit exposure and reduce potential credit losses. Credit risk mitigants are applied in the following forms:

  Comprehensive and enforceable credit documentation with adequate terms and conditions.
  Collateral held as security to reduce losses by increasing the recovery of obligations.
  Risk transfers, which shift the loss arising from the probability of default risk of an obligor to a third party including hedging executed by our Credit Portfolio Strategies Group.
  Netting and collateral arrangements which reduce the credit exposure from derivatives and securities financing transactions (e.g. repo transactions).
Collateral

We regularly agree on collateral to be received from or to be provided to customers in contracts that are subject to credit risk. Collateral is security in the form of an asset or third-party obligation that serves to mitigate the inherent risk of credit loss in an exposure, by either substituting the counterparty default risk or improving recoveries in the event of a default. While collateral can be an alternative source of repayment, it does not replace the necessity of high quality underwriting standards and a thorough assessment of the debt service ability of the counterparty in line with CRR Article 194 (9).

We segregate collateral received into the following two types:

  Financial and other collateral, which enables us to recover all or part of the outstanding exposure by liquidating the collateral asset provided, in cases where the counterparty is unable or unwilling to fulfill its primary obligations. Cash collateral, securities (equity, bonds), collateral assignments of other claims or inventory, equipment (i.e., plant, machinery and aircraft) and real estate typically fall into this category. All financial collateral is regularly, mostly daily, revalued and measured against the respective credit exposure. The value of other collateral, including real estate, is monitored based upon established processes that includes regular revaluations by internal and/or external experts.
  Guarantee collateral, which complements the counterparty’s ability to fulfill its obligation under the legal contract and as such is provided by third parties. Letters of credit, insurance contracts, export credit insurance, guarantees, credit derivatives and risk participations typically fall into this category. Guarantee collateral with a non-investment grade rating of the guarantor is limited.

Our processes seek to ensure that the collateral we accept for risk mitigation purposes is of high quality. This includes seeking to have in place legally effective and enforceable documentation for realizable and measureable collateral assets which are evaluated regularly by dedicated teams. The assessment of the suitability of collateral for a specific transaction is part of the credit decision and must be undertaken in a conservative way, including collateral haircuts that are applied. We have collateral type specific haircuts in place which are regularly reviewed and approved. In this regard, we strive to avoid “wrong-way” risk characteristics where the counterparty’s risk is positively correlated with the risk of deterioration in the collateral value. For guarantee collateral, the process for the analysis of the guarantor’s creditworthiness is aligned to the credit assessment process for counterparties.

In order to reduce the credit risk resulting from OTC derivative transactions, where CCP clearing is not available, we regularly seek the execution of standard master agreements (such as master agreements for derivatives published by the International Swaps and Derivatives Association, Inc. (ISDA) or the German Master Agreement for Financial Derivative Transactions) with our counterparts. A master agreement allows for the close-out netting of rights and obligations arising under derivative transactions that have been entered into under such a master agreement upon the counterparty’s default, resulting in a single net claim owed by or to the counterparty. For parts of the derivatives business (e.g., foreign exchange transactions) we also enter into master agreements under which payment netting applies in respect to transactions covered by such master agreements, reducing our settlement risk. In our risk measurement and risk assessment processes we apply close-out netting only to the extent we have satisfied ourselves of the legal validity and enforceability of the master agreement in all relevant jurisdictions.

Also, we enter into credit support annexes (“CSA”) to master agreements in order to further reduce our derivatives-related credit risk. These annexes generally provide risk mitigation through periodic, usually daily, margining of the covered exposure. The CSAs also provide for the right to terminate the related derivative transactions upon the counterparty’s failure to honor a margin call. As with netting, when we believe the annex is enforceable, we reflect this in our exposure measurement.

Concentrations within Credit Risk Mitigation

Concentrations within credit risk mitigations taken may occur if a number of guarantors and credit derivative providers with similar economic characteristics are engaged in comparable activities with changes in economic or industry conditions affecting their ability to meet contractual obligations. We use a range of tools and metrics to monitor our credit risk mitigating activities.

Managing Credit Risk on Portfolio Level

On a portfolio level, significant concentrations of credit risk could result from having material exposures to a number of counterparties with similar economic characteristics, or who are engaged in comparable activities, where these similarities may cause their ability to meet contractual obligations to be affected in the same manner by changes in economic or industry conditions.

Our portfolio management framework supports a comprehensive assessment of concentrations within our credit risk portfolio in order to keep concentrations within acceptable levels.

Industry Risk Management

To manage industry risk, we have grouped our corporate and financial institutions counterparties into various industry sub-portfolios. For each of these portfolios an “Industry Strategy Document” is prepared, usually on an annual basis. This report highlights industry developments and risks to our credit portfolio, reviews cross-risk concentration risks, analyses the risk/reward profile of the portfolio and incorporates an economic downside stress test. Finally, this analysis is used to define the credit strategies for the portfolio in question.

Beyond credit risk, our Industry Risk Framework comprises of Market Risk thresholds for Traded Credit Positions while key non-financial risks are closely monitored.

The Industry Strategy Documents have been presented to the Enterprise Risk Committee. In addition to these analyses, the development of the industry portfolios is regularly monitored during the year and is compared with the approved portfolio strategies. Regular overviews are prepared for the Enterprise Risk Committee to discuss recent developments and to agree on actions where necessary.

Country Risk Management

Avoiding undue concentrations from a regional perspective is also an integral part of our credit risk management framework. In order to achieve this, country risk limits are applied to Emerging Markets as well as selected Developed Markets countries (based on internal country risk ratings). Emerging Markets are grouped into regions and for each region, as well as for the Higher Risk Developed Markets, a “Country Strategy Document” is prepared, usually on an annual basis. These reports assess key macroeconomic developments and outlook, review portfolio composition and cross-risk concentration risks and analyze the risk/reward profile of the portfolio. Based on this, thresholds and strategies are set for countries and, where relevant, for the region as a whole. Country risk thresholds are approved by our Enterprise Risk Committee and by the Management Board at Postbank for respective portfolios.

In our Country Limit framework, thresholds are established for counterparty credit risk exposures in a given country to manage the aggregated credit risk subject to country-specific economic and political events. These thresholds include exposures to entities incorporated locally as well as subsidiaries of foreign multinational corporations. Also, gap risk thresholds are set to control the risk of loss due to intra-country wrong-way risk exposure.

Beyond credit risk, our Country Risk Framework comprises Market Risk thresholds for trading positions in emerging markets that are based on the P&L impact of potential stressed market events on these positions. Furthermore we take into consideration treasury risk comprising thresholds for capital positions and intra-group funding exposure of Deutsche Bank entities in above countries given the transfer risk inherent in these cross-border positions. Key non-financial risks are closely monitored.

Our country risk ratings represent a key tool in our management of country risk. They are established by the independent ERM Risk Research function within Deutsche Bank and include:

  Sovereign rating: A measure of the probability of the sovereign defaulting on its foreign or local currency obligations.
  Transfer risk rating: A measure of the probability of a “transfer risk event”, i.e., the risk that an otherwise solvent debtor is unable to meet its obligations due to inability to obtain foreign currency or to transfer assets as a result of direct sovereign intervention.
  Event risk rating: A measure of the probability of major disruptions in the market risk factors relating to a country (interest rates, credit spreads, etc.). Event risks are measured as part of our event risk scenarios, as described in the section “Market Risk Measurement” of this report.

All sovereign and transfer risk ratings are reviewed, at least on an annual basis.

Product/Asset Class specific Risk Management

Complementary to our counterparty, industry and country risk approach, we focus on product/asset class specific risk concentrations and selectively set limits, thresholds or indicators where required for risk management purposes. Specific risk limits are set in particular if a concentration of transactions of a specific type might lead to significant losses under certain cases. In this respect, correlated losses might result from disruptions of the functioning of financial markets, significant moves in market parameters to which the respective product is sensitive, macroeconomic default scenarios or other factors. Specific focus is put on concentrations of transactions with underwriting risks where we underwrite commitments with the intention to sell down or distribute part of the risk to third parties. These commitments include the undertaking to fund bank loans and to provide bridge loans for the issuance of public bonds. The risk is that we may not be successful in the distribution of the facilities, meaning that we would have to hold more of the underlying risk for longer periods of time than originally intended. These underwriting commitments are additionally exposed to market risk in the form of widening credit spreads. We dynamically hedge this credit spread risk to be within the approved market risk limit framework.

In addition to underwriting risk, we also focus on concentration of transactions with specific risk dynamics (including risk to commercial real estate and risk from securitization positions).

Furthermore, in our PCC businesses, we apply product-specific strategies setting our risk appetite for sufficiently homogeneous portfolios where tailored client analysis is secondary, such as the retail portfolios of mortgages and business and consumer finance products. In Wealth Management, target levels are set for global concentrations along products as well as based on type and liquidity of collateral.

Disclosure of market risk [text block]

Market Risk Management

Market Risk Framework

The vast majority of our businesses are subject to market risk, defined as the potential for change in the market value of our trading and invested positions. Risk can arise from changes in interest rates, credit spreads, foreign exchange rates, equity prices, commodity prices and other relevant parameters, such as market volatility and market implied default probabilities.

One of the primary objectives of Market Risk Management, a part of our independent Risk function, is to ensure that our business units’ risk exposure is within the approved appetite commensurate with its defined strategy. To achieve this objective, Market Risk Management works closely together with risk takers (“the business units”) and other control and support groups.

We distinguish between three substantially different types of market risk:

  Trading market risk arises primarily through the market-making and client facilitation activities of the Corporate & Investment Bank Corporate Division. This involves taking positions in debt, equity, foreign exchange, other securities and commodities as well as in equivalent derivatives.
  Traded default risk arising from defaults and rating migrations relating to trading instruments.
  Nontrading market risk arises from market movements, primarily outside the activities of our trading units, in our banking book and from off-balance sheet items. This includes interest rate risk, credit spread risk, investment risk and foreign exchange risk as well as market risk arising from our pension schemes, guaranteed funds and equity compensation. Nontrading market risk also includes risk from the modeling of client deposits as well as savings and loan products .

Market Risk Management governance is designed and established to promote oversight of all market risks, effective decision-making and timely escalation to senior management.

Market Risk Management defines and implements a framework to systematically identify, assess, monitor and report our market risk. Market risk managers identify market risks through active portfolio analysis and engagement with the business areas.

Trading Market Risk

Our primary mechanism to manage trading market risk is the application of our Risk Appetite framework of which the limit framework is a key component. Our Management Board, supported by Market Risk Management, sets group-wide value-at-risk, economic capital and portfolio stress testing limits for market risk in the trading book. Market Risk Management allocates this overall appetite to our Corporate Divisions and individual business units within them based on established and agreed business plans. We also have business aligned heads within Market Risk Management who establish business limits, by allocating the limit down to individual portfolios, geographical regions and types of market risks.

Value-at-risk, economic capital and Portfolio Stress Testing limits are used for managing all types of market risk at an overall portfolio level. As an additional and important complementary tool for managing certain portfolios or risk types, Market Risk Management performs risk analysis and business specific stress testing. Limits are also set on sensitivity and concentration/liquidity, exposure, business-level stress testing and event risk scenarios, taking into consideration business plans and the risk vs return assessment.

Business units are responsible for adhering to the limits against which exposures are monitored and reported. The market risk limits set by Market Risk Management are monitored on a daily, weekly and monthly basis, dependent on the risk management tool being used.

Internally developed Market Risk Models

Value-at-Risk (VaR)

VaR is a quantitative measure of the potential loss (in value) of Fair Value positions due to market movements that will not be exceeded in a defined period of time and with a defined confidence level.

Our value-at-risk for the trading businesses is based on our own internal model. In October 1998, the German Banking Supervisory Authority (now the BaFin) approved our internal model for calculating the regulatory market risk capital for our general and specific market risks. Since then the model has been continually refined and approval has been maintained.

We calculate VaR using a 99 % confidence level and a one day holding period. This means we estimate there is a 1 in 100 chance that a mark-to-market loss from our trading positions will be at least as large as the reported VaR. For regulatory purposes, which include the calculation of our risk-weighted assets, the holding period is ten days.

We use one year of historical market data as input to calculate VaR. The calculation employs a Monte Carlo Simulation technique, and we assume that changes in risk factors follow a well-defined distribution, e.g. normal or non-normal (t, skew-t, Skew-Normal). To determine our aggregated VaR, we use observed correlations between the risk factors during this one year period.

Our VaR model is designed to take into account a comprehensive set of risk factors across all asset classes. Key risk factors are swap/government curves, index and issuer-specific credit curves, funding spreads, single equity and index prices, foreign exchange rates, commodity prices as well as their implied volatilities. To help ensure completeness in the risk coverage, second order risk factors, e.g. CDS index vs. constituent basis, money market basis, implied dividends, option-adjusted spreads and precious metals lease rates are considered in the VaR calculation.

For each business unit a separate VaR is calculated for each risk type, e.g. interest rate risk, credit spread risk, equity risk, foreign exchange risk and commodity risk. For each risk type this is achieved by deriving the sensitivities to the relevant risk type and then simulating changes in the associated risk drivers. “Diversification effect” reflects the fact that the total VaR on a given day will be lower than the sum of the VaR relating to the individual risk types. Simply adding the VaR figures of the individual risk types to arrive at an aggregate VaR would imply the assumption that the losses in all risk types occur simultaneously.

The model incorporates both linear and, especially for derivatives, nonlinear effects through a combination of sensitivity-based and revaluation approaches.

The VaR measure enables us to apply a consistent measure across all of our fair value businesses and products. It allows a comparison of risk in different businesses, and also provides a means of aggregating and netting positions within a portfolio to reflect correlations and offsets between different asset classes. Furthermore, it facilitates comparisons of our market risk both over time and against our daily trading results.

When using VaR estimates a number of considerations should be taken into account. These include:

  The use of historical market data may not be a good indicator of potential future events, particularly those that are extreme in nature. This “backward-looking” limitation can cause VaR to understate future potential losses (as in 2008), but can also cause it to be overstated.
  Assumptions concerning the distribution of changes in risk factors, and the correlation between different risk factors, may not hold true, particularly during market events that are extreme in nature. The one day holding period does not fully capture the market risk arising during periods of illiquidity, when positions cannot be closed out or hedged within one day.
  VaR does not indicate the potential loss beyond the 99th quantile.
  Intra-day risk is not reflected in the end of day VaR calculation.
  There may be risks in the trading or banking book that are partially or not captured by the VaR model.

Stressed Value-at-Risk

Stressed Value-at-Risk calculates a stressed value-at-risk measure based on a one year period of significant market stress. We calculate a stressed value-at-risk measure using a 99 % confidence level. The holding period is one day for internal purposes and ten days for regulatory purposes. Our stressed value-at-risk calculation utilizes the same systems, trade information and processes as those used for the calculation of value-at-risk. The only difference is that historical market data and observed correlations from a period of significant financial stress (i.e., characterized by high volatilities) is used as an input for the Monte Carlo Simulation.

Incremental Risk Charge

Incremental Risk Charge captures default and credit rating migration risks for credit-sensitive positions in the trading book. It applies to credit products over a one-year capital horizon at a 99.9 % confidence level, employing a constant position approach. We use a Monte Carlo Simulation for calculating incremental risk charge as the 99.9 % quantile of the portfolio loss distribution and for allocating contributory incremental risk charge to individual positions.

Comprehensive Risk Measure

Comprehensive Risk Measure captures incremental risk for the corporate correlation trading portfolio calculated using an internal model subject to qualitative minimum requirements as well as stress testing requirements. The comprehensive risk measure for the correlation trading portfolio is based on our own internal model.

We calculate the comprehensive risk measure based on a Monte Carlo Simulation technique to a 99.9 % confidence level and a capital horizon of one year. Our model is applied to the eligible corporate correlation trading positions where typical products include collateralized debt obligations, nth-to-default credit default swaps, and commonly traded index- and single-name credit default swaps used to risk manage these corporate correlation products.

Nontrading Market Risk

Nontrading market risk arises primarily from outside the activities of our trading units, in our banking book and from certain off-balance sheet items. Significant market risk factors the Group is exposed to and are overseen by risk management groups in that area are:

  Interest rate risk (including risk from embedded optionality and changes in behavioral patterns for certain product types), credit spread risk, foreign exchange risk, equity risk (including investments in public and private equity as well as real estate, infrastructure and fund assets).
  Market risks from off-balance sheet items such as pension schemes and guarantees as well as structural foreign exchange risk and equity compensation risk.

Nontrading market risk Economic Capital

Nontrading market risk economic capital is calculated either by applying the standard traded market risk EC methodology or through the use of non-traded market risk models that are specific to each risk class and which consider, among other factors, historically observed market moves, the liquidity of each asset class, and changes in client’s behavior in relation to products with behavioral optionalities.

Disclosure of liquidity risk [text block]

Liquidity Risk Management

Liquidity risk is the risk arising from our potential inability to meet all payment obligations when they come due or only being able to meet these obligations at excessive costs. The objective of the Group’s liquidity risk management framework is to ensure that the Group can fulfill its payment obligations at all times and can manage liquidity and funding risks within its risk appetite. The framework considers relevant and significant drivers of liquidity risk, whether on-balance sheet or off-balance sheet.

Liquidity Risk Management Framework

In accordance with the ECB’s Supervisory Review and Evaluation Process (SREP), Deutsche Bank has implemented an annual Internal Liquidity Adequacy Assessment Process (“ILAAP”), which is reviewed and approved by the Management Board. The ILAAP provides comprehensive documentation of the Bank’s Liquidity Risk Management framework, including: identifying the key liquidity and funding risks to which the Group is exposed; describing how these risks are identified, monitored and measured and describing the techniques and resources used to manage and mitigate these risks.

The Management Board defines the liquidity and funding risk strategy for the Bank, as well as the risk appetite, based on recommendations made by the Group Risk Committee (“GRC”). At least annually the Management Board reviews and approves the limits which are applied to the Group to measure and control liquidity risk as well as our long-term funding and issuance plan.

Treasury is mandated to manage the overall liquidity and funding position of the Bank, with Liquidity Risk Management acting as an independent control function, responsible for reviewing the liquidity risk framework, proposing the risk appetite to GRC and the validation of Liquidity Risk models which are developed by Treasury, to measure and manage the Group’s liquidity risk profile.

Treasury manages liquidity and funding, in accordance with the Management Board-approved risk appetite across a range of relevant metrics, and implements a number of tools to monitor these and ensure compliance. In addition, Treasury works closely in conjunction with Liquidity Risk Management (“LRM”), and the business, to analyze and understand the underlying liquidity characteristics of the business portfolios. These parties are engaged in regular and frequent dialogue to understand changes in the Bank’s position arising from business activities and market circumstances. Dedicated business targets are allocated to ensure the Group operates within its overall liquidity and funding appetite.

The Management Board is informed of performance against the risk appetite metrics, via a weekly Liquidity Dashboard. As part of the annual strategic planning process, we project the development of the key liquidity and funding metrics based on the underlying business plans to ensure that the plan is in compliance with our risk appetite.

Short-term Liquidity and Wholesale Funding

Deutsche Bank tracks all contractual cash flows from wholesale funding sources, on a daily basis, over a 12-month horizon. For this purpose, we consider wholesale funding to include unsecured liabilities raised primarily by Treasury Pool Management, as well as secured liabilities raised by our Corporate & Investment Bank Division. Our wholesale funding counterparties typically include corporates, banks and other financial institutions, governments and sovereigns.

The Group has implemented a set of Management Board-approved limits to restrict the Bank’s exposure to wholesale counterparties, which have historically shown to be the most susceptible to market stress. The wholesale funding limits are monitored daily, and apply to the total combined currency amount of all wholesale funding currently outstanding, both secured and unsecured with specific tenor limits covering the first 8 weeks. Our Liquidity Reserves are the primary mitigant against potential stress in short-term wholesale funding markets.

Liquidity Stress Testing and Scenario Analysis

Global liquidity stress testing and scenario analysis is one of the key tools for measuring liquidity risk and evaluating the Group’s short-term liquidity position within the liquidity framework. It complements the intraday operational liquidity management process and the long-term liquidity strategy, represented by the Funding Matrix.

Our global liquidity stress testing process is managed by Treasury in accordance with the Management Board approved risk appetite. Treasury is responsible for the design of the overall methodology, including the definition of the stress scenarios, the choice of liquidity risk drivers and the determination of appropriate assumptions (parameters) to translate input data into model results. Liquidity Risk Management is responsible for the independent validation of liquidity risk models. Liquidity and Treasury Reporting & Analysis (LTRA) is responsible for implementing these methodologies in conjunction with Treasury and IT as well as for the stress test calculation.

We use stress testing and scenario analysis to evaluate the impact of sudden and severe stress events on our liquidity position. The scenarios we apply are based on historic events, such as the 2008 financial markets crisis.

Deutsche Bank has selected five scenarios to calculate the Group’s stressed Net Liquidity Position (“sNLP”). These scenarios capture the historical experience of Deutsche Bank during periods of idiosyncratic and/or market-wide stress and are assumed to be both plausible and sufficiently severe as to materially impact the Group’s liquidity position. A global market crisis, for example, is covered by a specific stress scenario (systemic market risk) that models the potential consequences observed during the financial crisis of 2008. Additionally, we have introduced regional market stress scenarios. Under each of the scenarios we assume a high degree of maturing loans to non-wholesale customers is rolled-over, to support our business franchise. Wholesale funding, from the most risk sensitive counterparties (including banks and money-market mutual funds) is assumed to roll-off at contractual maturity or even be bought back, in the acute phase of the stress.

In addition, we include the potential funding requirements from contingent liquidity risks which might arise, including credit facilities, increased collateral requirements under derivative agreements, and outflows from deposits with a contractual rating linked trigger.

We then model the actions we would take to counterbalance the outflows incurred. Countermeasures include utilizing the Liquidity Reserve and generating liquidity from unencumbered, marketable assets.

Stress testing is conducted at a global level and for defined individual legal entities. In addition to the global stress test, stress tests for material currencies (EUR, USD and GBP) are performed. We review our stress-testing assumptions on a regular basis and have made further enhancements to the methodology and severity of certain parameters through the course of 2017.

On a daily basis, we run the liquidity stress test over an eight-week horizon, which we consider the most critical time span in a liquidity crisis, and apply the relevant stress assumptions to risk drivers from on-balance sheet and off-balance sheet products. Beyond the eight week time horizon, we analyze the impact of a more prolonged stress period, extending to twelve months. This stress testing analysis is performed on a daily basis.

Funding Risk Management

Structural Funding

Deutsche Bank’s primary tool for monitoring and managing funding risk is the Funding Matrix. The Funding Matrix assesses the Group’s structural funding profile for the greater than one year time horizon. To produce the Funding Matrix, all funding-relevant assets and liabilities are mapped into time buckets corresponding to their contractual or modeled maturities. This allows the Group to identify expected excesses and shortfalls in term liabilities over assets in each time bucket, facilitating the management of potential liquidity exposures.

The liquidity maturity profile is based on contractual cash flow information. If the contractual maturity profile of a product does not adequately reflect the liquidity maturity profile, it is replaced by modeling assumptions. Short-term balance sheet items (<1yr) or matched funded structures (asset and liabilities directly matched with no liquidity risk) can be excluded from the term analysis.

The bottom-up assessment by individual business line is combined with a top-down reconciliation against the Group’s IFRS balance sheet. From the cumulative term profile of assets and liabilities beyond 1 year, any long-funded surpluses or short-funded gaps in the Group’s maturity structure can be identified. The cumulative profile is thereby built up starting from the above 10 year bucket down to the above 1 year bucket.

The strategic liquidity planning process, which incorporates the development of funding supply and demand across business units, together with the bank’s targeted key liquidity and funding metrics, provides the key input parameter for our annual capital markets issuance plan. Upon approval by the Management Board the capital markets issuance plan establishes issuance targets for securities by tenor, volume and instrument. We also maintain a stand-alone U.S. dollar and GBP funding matrix which limits the maximum short position in any time bucket (more than 1 year to more than 10 years) to € 10 billion and € 5 billion respectively. This supplements the risk appetite for our global funding matrix which requires us to maintain a positive funding position in any time bucket (more than 1 year to more than 10 years).

Funding Diversification

Diversification of our funding profile in terms of investor types, regions, products and instruments is an important element of our liquidity risk management framework. Our most stable funding sources come from capital markets and equity, retail, and transaction banking clients. Other customer deposits and secured funding and short positions are additional sources of funding. Unsecured wholesale funding represents unsecured wholesale liabilities sourced primarily by our Treasury Pool Management. Given the relatively short-term nature of these liabilities, they are primarily used to fund cash and liquid trading assets.

To promote the additional diversification of our refinancing activities, we hold a Pfandbrief license allowing us to issue mortgage Pfandbriefe. In addition, we have established a program for the purpose of issuing Covered Bonds under Spanish law (Cedulas).

Unsecured wholesale funding comprises a range of unsecured products, such as Certificates of Deposit (CDs), Commercial Paper (CP) as well as term, call and overnight deposits across tenors primarily up to one year.

To avoid any unwanted reliance on these short-term funding sources, and to promote a sound funding profile, which complies with the defined risk appetite, we have implemented limits (across tenors) on these funding sources, which are derived from our daily stress testing analysis. In addition, we limit the total volume of unsecured wholesale funding to manage the reliance on this funding source as part of the overall funding diversification.

The chart “Liquidity Risk Exposure: Funding Diversification” shows the composition of our external funding sources that contribute to the liquidity risk position, both in EUR billion and as a percentage of our total external funding sources.

Liquidity Reserves

Liquidity reserves comprise available cash and cash equivalents, highly liquid securities (includes government, agency and government guaranteed) as well as other unencumbered central bank eligible assets.

Disclosure of Risk Concentration and Risk Diversification [text block]

Risk concentrations refer to clusters of the same or similar risk drivers within specific risk types (intra-risk concentrations in credit, market, operational, liquidity and other risks) as well as across different risk types (inter-risk concentrations). They could occur within and across counterparties, businesses, regions/countries, industries and products. The management of concentrations is integrated as part of the management of individual risk types and monitored on an ongoing basis. The key objective is to avoid any undue concentrations in the portfolio, which is achieved through a quantitative and qualitative approach, as follows:

  Intra-risk concentrations are assessed, monitored and mitigated by the individual risk disciplines (credit, market, operational, liquidity risk management and others). This is supported by limit setting on different levels and/or management according to risk type.
  Inter-risk concentrations are managed through quantitative top-down stress-testing and qualitative bottom-up reviews, identifying and assessing risk themes independent of any risk type and providing a holistic view across the bank.

The most senior governance body for the oversight of risk concentrations throughout 2017 was the Enterprise Risk Committee (ERC), which is a subcommittee of the Group Risk Committee (GRC).